(Loss) / Earnings per Share	6 Months Ended
Jun. 30, 2023
(Loss) / Earnings per Share [Abstract]
(Loss) / Earnings per Share
14.	(Loss) / Earnings per Share:

The calculation of net income per common share is summarized below:

	June 30,
	2023	2022

Net (loss) / income	$(3,507)	$9,606
Less: Dividends to non-vested participating securities	(76)	-
Net (loss) / income attributable to common shareholders, basic	$(3,583)	$9,606

Net (loss) / income attributable to common shareholders, diluted	$(3,583)	$9,606

Weighted average common shares outstanding, basic	18,196,521	17,243,721
Effect of dilutive securities:
Warrants	-	307,814
Non-vested participating securities	-	255,953
Weighted average common shares outstanding, diluted	18,196,521	17,807,488

Net (loss) / income per share attributable to common shareholders, basic	$(0.20)	$0.56
Net (loss) / income per share attributable to common shareholders, diluted	$(0.20)	$0.54

As of June 30, 2023, non-vested participating shares under the Company’s equity incentive plan of 1,510,356 were excluded from the computation of diluted shares as their effect was already considered under the more dilutive two-class method used above (Note 15). Additionally, securities that could potentially dilute basic EPS in the future that were not included in the computation of diluted EPS as of June 30, 2023, because to do so would have anti-dilutive effect, are any incremental shares of unexercised warrants that are out-of-the money as of the reporting date (Note 11), calculated with the treasury stock method, as well as shares assumed to be converted with respect to the convertible notes (Note 8) calculated with the if-converted method.